Loans and Leases - Average Recorded Investment, Interest Income Recognized and Interest Income Recognized Cash Basis in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Average Recorded Investment	$ 1,207	$ 2,415
Interest Income Recognized	16	1
Interest Income Recognized Cash Basis	0	0
Commercial and Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Average Recorded Investment	27	28
Interest Income Recognized Cash Basis	0	0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Average Recorded Investment	809	2,157
Interest Income Recognized	2	1
Interest Income Recognized Cash Basis	0	0
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Average Recorded Investment	368	230
Interest Income Recognized	13
Interest Income Recognized Cash Basis	0	0
Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Average Recorded Investment	3
Interest Income Recognized	1
Interest Income Recognized Cash Basis	$ 0